Deferred Tax - Summary of Items with Respect to, Deferred Tax Assets have not been Recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities [abstract]
Deductible temporary differences	$ 190,133	$ 15,420
Tax losses	966,542	609,200
Total	$ 1,156,675	$ 624,620